LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

COMMON STOCKS - 88.8%	Shares	Value
AUSTRALIA - 5.2%
Diversified Operations - 2.1%
BHP Billiton Ltd.	34,000	$845,179

Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd.	6,143	125,511

Pharmaceuticals - 2.8%
CSL Ltd.	5,950	1,082,113

Total Australia		2,052,803

FRANCE - 16.2%
Aerospace & Defense - 2.3%
Safran SA	10,000	909,894

Capital Markets - 2.0%
Euronext NV	12,250	775,253

Chemicals - 2.1%
Air Liquide SA	7,150	817,236

Electrical Equipment & Instruments - 2.0%
Schneider Electric SA	7,100	801,947

IT Consulting & Services - 2.3%
Cap Gemini	5,600	896,560

Oil & Gas & Consumable Fuels - 2.0%
TOTAL SA	17,000	797,545

Personal Products - 1.1%
L'Oreal SA	1,420	454,032

Specialty Retail - 2.4%
LVMH Moet Hennessy Louis Vuitton SE	1,575	928,577

Total France		6,381,044

GERMANY - 8.6%
Diversified Telecommunication Services - 1.2%
Deutsche Telekom AG	26,524	451,481

Insurance - 1.8%
Allianz SE	4,600	724,655

Pharmaceuticals - 1.1%
Bayer AG	9,746	449,041

Semiconductor Equipment & Products - 1.8%
Infineon Technologies AG	33,000	722,170

Software - 2.0%
SAP SE	9,500	774,202

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG	2,300	264,410

Total Germany		3,385,959

IRELAND - 2.3%
Construction Materials - 2.3%
CRH PLC	28,000	900,249

Total Ireland		900,249

ITALY - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Moncler SpA	8,830	360,479

Total Italy		360,479

JAPAN - 4.1%
Building Products - 2.1%
Daikin Industries Ltd.	5,450	838,587

Computers & Peripherals - 2.0%
Nidec Corp.	14,250	797,660

Total Japan		1,636,247

NETHERLANDS - 6.6%
Banks - 1.9%
ING Groep NV	89,000	762,587

Professional Services - 2.8%
Wolters Kluwer NV	11,250	1,095,450

Semiconductor Equipment & Products - 1.9%
ASML Holding NV	1,800	745,699

Total Netherlands		2,603,736

NORWAY - 5.3%
Chemicals - 2.0%
Elkem ASA	252,000	809,842

Diversified Telecommunication Services - 1.7%
Telenor ASA	72,500	663,529

Oil, Gas & Consumable Fuels - 1.6%
Aker BP ASA	21,873	627,854

Total Norway		2,101,225

SPAIN - 1.8%
Machinery - 1.8%
Fluidra SA	47,555	713,087

Total Spain		713,087

SWEDEN - 4.7%
Banks - 2.3%
Nordea Bank Abp	106,500	911,451

Hotels, Restaurants & Leisure - 2.0%
Evolution AB	9,750	770,714

Tobacco - 0.4%
Swedish Match AB	16,000	158,268

Total Sweden		1,840,433

SWITZERLAND - 13.6%
Banks - 2.1%
Julius Baer Group Ltd.	19,500	850,962

Electrical Equipment & Instruments - 2.5%
ABB Ltd.	37,892	978,350

Food Products - 1.7%
Nestle SA	6,100	659,760

Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	16,175	939,532

Pharmaceuticals - 4.9%
Lonza Group AG	1,675	815,543
Roche Holding AG	3,500	1,139,364
		1,954,907

Total Switzerland		5,383,511

UNITED KINGDOM - 19.5%
Banks - 2.0%
Barclays PLC	500,000	795,564

Beverages - 2.7%
Diageo PLC	25,000	1,052,333

Commercial Services & Supplies - 2.1%
Rentokil Initial Plc	156,000	826,871

Hotels, Restaurants & Leisure - 2.9%
Compass Group PLC	17,500	348,466
InterContinental Hotels Group PLC	17,000	818,747
		1,167,213
Insurance - 1.8%
Prudential PLC	73,000	714,494

Oil, Gas & Consumable Fuels - 2.3%
Shell Plc	36,000	893,081

Personal Products - 2.6%
Unilever PLC	23,150	1,017,203

Specialty Retail - 0.9%
Burberry Group PLC	17,780	355,163

Trading Companies & Distributors - 2.2%
Ashtead Group PLC	19,500	875,738

Total United Kingdom		7,697,660

TOTAL COMMON STOCKS
(Cost $42,034,529)		35,056,433

PREFERRED STOCK - 1.7%	Shares	Value
Health Care Equipment & Supplies - 1.7%
Sartorius AG	1,900	657,216

TOTAL PREFERRED STOCK
(Cost $557,271)		657,216

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%
Fidelity Investments Money Market Government Portfolio - Class I, 2.73% (a)	1,177,017	1,177,018
First American Government Obligations Fund - Class Z, 2.73% (a)	107,298	107,298
MSILF Government Portfolio - Institutional Class, 2.81% (a)	1,177,017	1,177,017
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (a)	1,177,017	1,177,017
		3,638,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,638,350)		3,638,350

Total Investments - 99.7%		39,351,999
(Cost $46,230,150)
Other Assets in Excess of Liabilities - 0.3%		133,338
TOTAL NET ASSETS - 100.0%		$39,485,337

(a)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM INTERNATIONAL EQUITY FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Industrials	17.7%
Financials	14.0%
Health Care	12.9%
Information Technology	10.1%
Consumer Discretionary	9.8%
Money Market Funds	9.2%
Consumer Staples	8.5%
Materials	8.5%
Energy	6.2%
Communication Services	1.7%
Telecommunication Services	1.1%
Other assets in excess of liabilities	0.3%

Country Breakdown	% of Net Assets

United Kingdom	19.5%
France	16.2%
Switzerland	13.6%
Germany	10.3%
United States	9.2%
Netherlands	6.6%
Norway	5.3%
Australia	5.2%
Sweden	4.7%
Japan	4.1%
Ireland	2.3%
Spain	1.8%
Italy	0.9%
Other assets in excess of liabilities	0.3%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.  For foreign securities held by the LKCM
International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and a Fund calculates its net asset value.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$35,056,433	$–	$35,056,433
Preferred Stock	–	657,216	–	657,216
Short-Term Investments	3,638,350	–	–	3,638,350
Total Investments	$3,638,350	$35,713,649	$–	$39,351,999